Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Mar. 28, 2015	Mar. 29, 2014
Contingencies [Line Items]
Guaranteed amount of private label credit card sales		$ 6.8	$ 5.0
Reserve associated with guaranteed credit card sales		$ 0.2	$ 0.4
Jewelry products purchased	$ 10.6
Minimum annual payments	$ 5.6
Purchase made to replenish jewelry products, Period of payment	90 days
Return of unsold Damiani products	$ 5.0
Renewed and Amended Distribution Agreement [Member]
Contingencies [Line Items]
Minimum annual payments	$ 1.0
Purchase made to replenish jewelry products, Period of payment	60 days
Exchangeable amount of unsold products permitted	$ 2.0
Return of unsold Damiani products	$ 4.0
Purchase [Member] | Prime Investments S.A. [Member] | Supplier Concentration Risk [Member]
Contingencies [Line Items]
Percentage of annualized cost basis		45.00%